Convertible Notes (Tables)	6 Months Ended
Sep. 30, 2025
Borrowings [Abstract]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost

Amortization of issuance cost, debt discount and interest cost for the six months ended September 30, 2024 were as follows:

	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2 (new)	$-	$19,586	$19,586
Convertible Note – 2023-2	38,991	16,521	55,512
Convertible Note – 2024-1	24,484	16,243	40,727
Convertible Note – 2024-2	24,976	19,049	44,025
Total	$88,451	$71,399	$159,850